SHARE LISTING EXPENSE - Schedule of share listing expense (Details)		12 Months Ended
	Apr. 30, 2024 EUR (€)	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2024 EUR (€) $ / shares
SHARE LISTING EXPENSE
Share listing expenses		€ 71,630,000
Pegasus | SCHMID Group N.V
SHARE LISTING EXPENSE
Shares to be issued by TopCo to Pegasus		7,087,000	7,087,000
Pegasus closing price as of April 30, 2024 | (per share)		€ 9.61	$ (10.3)
Fair value of shares deemed issued (AxB)		€ 68,106,000	$ 68,106,000
Fair value of identifiable net assets	€ (3,500,000)	(3,529,000)	$ (3,529,000)
Share listing expenses	€ 71,600,000	€ 71,630,000